STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock Warrants Exercisable (Details)		12 Months Ended
	Feb. 15, 2021 USD ($) D $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Number of ordinary shares issued upon execution of the Agreement | shares	250,000
Warrants to purchase ordinary shares | shares	2,500,000
Warrants exercise price		$ 2.87	$ 2.87
Warrants expiration term	9 months
Performance earn-out shares | shares	1,000,000
Threshold operating net income for performance earn-out of ordinary shares | $	$ 2,500,000
Estimated fair value | $		$ 9,021,000
Warrants exercised | shares		0
Exercisable at $1.00 per share
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants to purchase ordinary shares | shares	400,000
Warrants exercise price	$ 1.00
Threshold closing bid price for warrants to be exercisable	$ 2.00
Threshold consecutive trading days for warrants to be exercisable | D	10
Exercisable at $1.50 per share
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants to purchase ordinary shares | shares	1,000,000
Warrants exercise price	$ 1.50
Threshold closing bid price for warrants to be exercisable	$ 2.50
Threshold consecutive trading days for warrants to be exercisable | D	7
Exercisable at $2.00 per share
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants to purchase ordinary shares | shares	500,000
Warrants exercise price	$ 2.00
Threshold closing bid price for warrants to be exercisable	$ 3.50
Threshold consecutive trading days for warrants to be exercisable | D	7
Exercisable at $2.50 per share
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants to purchase ordinary shares | shares	600,000
Warrants exercise price	$ 2.50
Threshold closing bid price for warrants to be exercisable	$ 4.25
Threshold consecutive trading days for warrants to be exercisable | D	7